CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 0	$ 8,390
Total Current Assets	15,597	121,530
TOTAL ASSETS	40,309,194	230,279,789
Current liabilities
Loan payable - related party, current (measured at fair value)	1,051,499	527,756
Total current liabilities	18,736,154	6,788,398
Loan payable, noncurrent		11,351,000
TOTAL LIABILITIES	48,501,854	27,604,480
Class A ordinary shares subject to possible redemption, 8,202,277 and 23,000,000 shares issued and outstanding at redemption value of $10.21 and $10.00 per share at September 30, 2022 and December 31, 2021, respectively	40,293,597	230,000,000
Stockholders' deficit
Additional paid in capital		0
Accumulated deficit	(48,486,832)	(27,325,266)
Total Shareholders' Deficit	(48,486,257)	(27,324,691)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT		230,279,789
TEMPO AUTOMATION INC
Current assets
Cash and cash equivalents	533,000	2,864,000
Accounts receivable, net	1,945,000	2,918,000
Inventory	2,916,000	879,000
Contract assets	990,000	1,219,000
Prepaid expenses and other current assets	933,000	892,000
Total Current Assets	7,317,000	8,772,000
Property and equipment, net	7,031,000	8,891,000
Operating leases - right of use asset	565,000	1,323,000
Restricted cash	320,000	320,000
Other noncurrent assets	6,208,000	2,925,000
TOTAL ASSETS	21,441,000	22,231,000
Current liabilities
Accounts payable	4,994,000	1,583,000
Contract liabilities	2,086,000	175,000
Accrued liabilities	5,195,000	3,971,000
Accrued compensation and related benefits	1,186,000	1,249,000
Operating lease liability, current	801,000	1,111,000
Finance lease, current	1,897,000	1,091,000
Loan payable, current ($13,052 and $0 measured at fair value, respectively)	42,545,000	10,486,000
Loan payable - related party, current (measured at fair value)	40,041,000
Total current liabilities	98,745,000	19,666,000
Operating lease liability, noncurrent	38,000	546,000
Finance lease, noncurrent		1,606,000
Loan payable, noncurrent	880,000	11,351,000
Warrant liabilities	32,435,000	5,573,000
TOTAL LIABILITIES	132,098,000	38,742,000
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 8,202,277 and 23,000,000 shares issued and outstanding at redemption value of $10.21 and $10.00 per share at September 30, 2022 and December 31, 2021, respectively	75,684,000	75,684,000
Stockholders' deficit
Ordinary shares		0
Additional paid in capital	18,489,000	16,117,000
Accumulated deficit	(204,830,000)	(108,312,000)
Total Shareholders' Deficit	(186,341,000)	(92,195,000)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 21,441,000	$ 22,231,000